Condensed Consolidated Statements of Stockholders’ Deficit (Unaudited) (Parentheticals) - USD ($)	3 Months Ended				12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Gain on employee benefit, net of taxes amounts
Foreign currency translation adjustment, net of taxes amounts
Previously Reported
Gain on employee benefit, net of taxes amounts
Foreign currency translation adjustment, net of taxes amounts